SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flow Statement [Abstract]
Accounts receivable	$ (104)	$ 135
Inventory	(73)	(57)
Prepayments and other	(195)	(5)
Accounts payable and other	58	(201)
Changes in non-cash working capital, net	$ (314)	$ (128)